ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Accounts Receivable	¥ 17,124	¥ 184,354
Allowance for uncollectible accounts receivable	(2,058)	(23,256)	¥ (184,698)
Account receivable, net	15,066	161,098
Movement of allowance for uncollectible receivables
Opening balance	23,256	184,698	81,336
Current year net provision	(9,577)	(67,755)	184,381
Write-off in the current year	(11,621)	(93,687)	(81,019)
Ending balance	2,058	23,256	184,698
Contract assets
Contract assets	3,619,516	2,773,938
Allowance for uncollectible Contract assets	(313,854)	(232,571)	(6,893)
Contract assets, net	3,305,662	2,541,367
Movement of allowance for uncollectible contract assets
Opening balance	232,571	6,893	1,179
Current year net provision	210,087	231,799	10,623
Write off in the current year	(128,804)	(6,121)	(4,909)
Ending balance	313,854	232,571	6,893
Accounts Receivable And Contract Assets
Accounts receivable and contract assets	959,024	84,483
Allowance for uncollectible accounts receivable and contract assets	(122,017)	(8,299)
Accounts receivable and contract Assets, net	837,007	76,184
Opening balance	8,299	12,335
Current year net provision	124,095	75,070
Write off in the current year	(10,377)	(79,106)
Ending balance	122,017	8,299	12,335
Amount of contract assets originated in current fiscal year.	3,636,640
2021
Accounts Receivable And Contract Assets
Amount of contract assets originated in current fiscal year.	3,207,537
2020
Accounts Receivable And Contract Assets
Amount of contract assets originated in current fiscal year.	429,103
Loan facilitation service
Accounts receivable
Accounts Receivable	502	151,004
Allowance for uncollectible accounts receivable	(375)	(17,462)	(184,425)
Account receivable, net	127	133,542
Movement of allowance for uncollectible receivables
Opening balance	17,462	184,425	77,152
Current year net provision	(11,309)	(102,832)	171,602
Write-off in the current year	(5,778)	(64,131)	(64,329)
Ending balance	375	17,462	184,425
Contract assets
Contract assets	3,097,872	2,714,861
Allowance for uncollectible Contract assets	(287,397)	(222,526)	(6,662)
Contract assets, net	2,810,475	2,492,335
Movement of allowance for uncollectible contract assets
Opening balance	222,526	6,662	758
Current year net provision	157,708	220,582	8,895
Write off in the current year	(92,837)	(4,718)	(2,991)
Ending balance	287,397	222,526	6,662
Accounts Receivable And Contract Assets
Amount of contract assets originated in current fiscal year.	3,098,373
Loan facilitation service | 2021
Accounts Receivable And Contract Assets
Amount of contract assets originated in current fiscal year.	2,708,137
Loan facilitation service | 2020
Accounts Receivable And Contract Assets
Amount of contract assets originated in current fiscal year.	390,236
Post facilitation service
Accounts receivable
Accounts Receivable	5,825	21,170
Allowance for uncollectible accounts receivable	(1,683)	(3,958)	(273)
Account receivable, net	4,142	17,212
Movement of allowance for uncollectible receivables
Opening balance	3,958	273	4,184
Current year net provision	1,732	33,241	12,779
Write-off in the current year	(4,007)	(29,556)	(16,690)
Ending balance	1,683	3,958	273
Contract assets
Contract assets	282,767	29,259
Allowance for uncollectible Contract assets	(26,457)	(10,045)	(231)
Contract assets, net	256,310	19,214
Movement of allowance for uncollectible contract assets
Opening balance	10,045	231	421
Current year net provision	52,379	11,217	1,728
Write off in the current year	(35,967)	(1,403)	(1,918)
Ending balance	26,457	10,045	231
Accounts Receivable And Contract Assets
Amount of contract assets originated in current fiscal year.	288,593
Post facilitation service | 2021
Accounts Receivable And Contract Assets
Amount of contract assets originated in current fiscal year.	249,726
Post facilitation service | 2020
Accounts Receivable And Contract Assets
Amount of contract assets originated in current fiscal year.	38,867
Referral services
Accounts receivable
Accounts Receivable	10,797	12,180
Allowance for uncollectible accounts receivable		(1,836)
Account receivable, net	10,797	10,344
Movement of allowance for uncollectible receivables
Opening balance	1,836
Current year net provision		1,836
Write-off in the current year	(1,836)
Ending balance		1,836
Contract assets
Contract assets	238,877	29,818
Contract assets, net	238,877	29,818
Accounts Receivable And Contract Assets
Amount of contract assets originated in current fiscal year.	249,674
Referral services | 2021
Accounts Receivable And Contract Assets
Amount of contract assets originated in current fiscal year.	249,674
Accounts Receivable | Loan facilitation service
Accounts Receivable And Contract Assets
Opening balance		9,648
Current year net provision		30,215
Write off in the current year		(39,863)
Ending balance			9,648
Accounts Receivable | Post facilitation service
Accounts Receivable And Contract Assets
Opening balance		481
Current year net provision		14,533
Write off in the current year		(15,014)
Ending balance			481
Accounts Receivable | Referral services
Accounts Receivable And Contract Assets
Accounts receivable and contract assets		1,004
Accounts receivable and contract Assets, net		1,004
Contract Assets | Loan facilitation service
Accounts Receivable And Contract Assets
Accounts receivable and contract assets	953,846	82,528
Allowance for uncollectible accounts receivable and contract assets	(120,208)	(8,072)
Accounts receivable and contract Assets, net	833,638	74,456
Opening balance	8,072	2,062
Current year net provision	117,613	22,683
Write off in the current year	(5,477)	(16,673)
Ending balance	120,208	8,072	2,062
Contract Assets | Post facilitation service
Accounts Receivable And Contract Assets
Accounts receivable and contract assets	5,178	951
Allowance for uncollectible accounts receivable and contract assets	(1,809)	(227)
Accounts receivable and contract Assets, net	3,369	724
Opening balance	227	144
Current year net provision	6,482	7,639
Write off in the current year	(4,900)	(7,556)
Ending balance	¥ 1,809	¥ 227	¥ 144